Segmented Information - Summary of Segment Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 7,647.9	$ 5,952.9
Cost of sales	5,515.7	4,480.6
Gross profit	2,132.2	1,472.3
Total operating expenses	945.2	1,006.7
Operating income	1,187.0	465.6
Financing costs	128.9	120.0
Financing income	(3.8)	(19.8)
Foreign exchange loss on long-term debt	(14.8)	(118.9)
Income before income taxes	1,076.7	484.3
Income tax expense	282.1	121.4
Net income	794.6	362.9
Powersport segment [member]
Disclosure of operating segments [line items]
Revenues	7,135.6	5,532.8
Cost of sales	5,082.6	4,049.1
Gross profit	2,053.0	1,483.7
Marine Segments [member]
Disclosure of operating segments [line items]
Revenues	531.5	430.7
Cost of sales	452.3	442.1
Gross profit	79.2	11.4
Inter- segment eliminations [member]
Disclosure of operating segments [line items]
Revenues	19.2	10.6
Cost of sales	19.2	$ 10.6
Gross profit	$ 0.0